Accounting Policies and Basis for Preparation (Policies)	12 Months Ended
Dec. 31, 2020
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BASIS FOR PREPARATION
1.1. BASIS FOR PREPARATION
These consolidated financial statements have been prepared in accordance and in compliance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB) and the interpretations issued by the International Financial Reporting Interpretation Committee (IFRIC). All the IFRSs in force as of the date of preparation of these consolidated financial statements have been applied.
In Argentina, the Group is subject to the provisions of Article 2, Section I, Chapter I of Title IV: Periodic Information Regime of the National Securities Commission (CNV) regulations and it is required to present its financial statements in accordance with the valuation and disclosure criteria set forth by the Argentine Central Bank.
The Argentine Central Bank, through Communications “A” 5541 and its amendments, established a convergence plan towards the adoption of IFRS as issued by the IASB, and the interpretations issued by the IFRIC, for the entities under its supervision, effective for fiscal years commencing January 1, 2018 with certain exceptions.
The Group has presented its local financial statements under these rules on March 9, 2021. Shareholders’ equity under the rules of the Argentine Central Bank is presented in Note 52.8.
It has been concluded that these consolidated financial statements fairly present the Group’s financial position, financial performance and cash flows, in accordance with IFRS.
The preparation of the consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Groups´ accounting policies.
The areas involving a greater degree of judgment or complexity, or areas where assumptions and estimates are significant for the consolidated financial statements are disclosed in Note 2.

Going Concern
(a)	Going Concern
As of the date of these consolidated financial statements, there are no uncertainties related to events or conditions that may cast significant doubt upon the Group´s ability to continue as a going concern.

Measurement Unit
(b)	Measurement Unit
IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of an entity whose functional currency is that of a hyperinflationary economy be restated in terms of the current measurement unit as of the reporting period-end, irrespective of whether they are based on the historical cost or the current cost method. Accordingly, in general terms, non-monetary items should be adjusted for inflation occurring since the acquisition date or since the revaluation date, as the case may be. These requirements are also applicable to the comparative information reported in the financial statements. According to IAS 29, monetary assets and liabilities are not required to be restated, for they are stated in the measurement unit as of the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements will be adjusted on the basis of such agreements. Non-monetary items measured at their fair values at the end of the reporting period, such as net realizable value or otherwise, will not be restated. The other non-monetary assets and liabilities will be restated by applying a general price index. The income (loss) from the net monetary position will be charged to net income for the reporting period in a separate item.

In order to conclude whether a given economy qualifies as hyperinflationary pursuant to the terms of IAS 29, the standard sets forth certain factors that should be considered, including a three-year cumulative inflation rate reaching or exceeding 100%.
In this regard, the Argentine Federation of Professional Councils in Economic Sciences (FACPCE) through Resolution J.G.539/18 and the Professional Council in Economic Sciences of the Autonomous City of Buenos Aires (CPCECABA) through Resolution C.D. 107/2018 have pointed out that, effective for fiscal years ending on July 1, 2018 and thereafter, entities reporting under IFRS will be required to apply IAS 29 since the conditions for such application have been satisfied. In addition, Law No. 27468 enacted in November 2018 abrogated the prohibition to present the financial statements adjusted for inflation, as established by Decree 664/2003, entrusting each regulatory agency with its application. In this regard, on December 26, 2018, the CNV issued General Resolution No. 777/2018 authorizing the issuing entities to present accounting information in constant currency for annual financial statements for interim and special periods ending on December 31, 2018 and thereafter, except for financial institutions and insurance companies.
The Group has applied IAS 29,
Financial Reporting in hyperinflationary Economy
, in preparing these consolidated financial statements for all presented years.

New Accounting Standards\Changes in Accounting Policies
(c)	New Accounting Standards
Definition of “Business” - Amendment to IFRS 3:
The new definition of Business includes a comprehensive set of activities and assets that can be directed and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities. Yields such as lower costs and other economic benefits are excluded from the above definition.
This amendment is effective as of January 1, 2020. The Group does not consider that this amendment has an impact, unless there is a business combination.
Definition of “Material” - Amendments to IAS 1 and IAS 8:
The IASB has amended IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates, and Errors” clarifying when information is material.
In particular, the amendments clarify:

•
The reference to obscuring information addresses situations where the effect is similar to omitting or misstating such information, and that an entity assesses materiality in the context of the financial statements as a whole; and

•
the meaning of “primary users of general-purpose Financial Statements” to whom those Financial Statements are addressed, by defining them as “existing and potential investors, lenders and other creditors”, that must rely on general purpose Financial Statements for much of the financial information they need.

This amendment is effective as of January 1, 2020 and the Group does not consider that this amendment has a significant impact on its financial statements.
Amendments to the Conceptual Framework for Financial Reporting:
The IASB has issued a new Conceptual Framework. It should be noted that the aforementioned amendment will not imply changes to any of the current accounting standards. However, the Entities that use the Conceptual Framework to define the accounting standards for those transactions, events or situations not contemplated in the current accounting standards must apply the new Conceptual Framework as of January 1, 2020, and evaluate whether their accounting standards continue to be adequate.
The Group does not consider that these amendments have a significant impact on its financial statements.
Reform to the interest rate benchmark - Amendments to IFRS 9, IAS 39 and IFRS 7:
These amendments provide some reliefs regarding the reform to the interest rate benchmark such as LIBOR and other rates offered in the interbank market. Reliefs are related to hedge accounting and to the fact that the mentioned reform should not cause the end of hedge accounting, considering the IFRS currently in force. However, hedge ineffectiveness must continue to be recorded in the Statement of Income. These amendments are effective as of January 1, 2020 and the Group does not consider that these amendments have an impact given that the Group does not apply hedge accounting on its current financial statements.

(d)	New accounting standards and amendments issued by IASB that have not been adopted by the Group
The new standards, amendments and interpretations published are detailed below; however, they have not yet come into force for financial reporting periods commenced January 1, 2020 and have not been early adopted.
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture - Amendments to IFRS 10 and IAS 28.
The IASB made limited amendments to IFRS 10 “Consolidated Financial Institutions” and to IAS 28 “Investments in Associates and Joint Ventures”. The amendments clarify the accounting of sales or contributions of assets between the investor and its associates or joint ventures. This confirms that the accounting treatment depends of whether the non-monetary assets sold or contributed to the associate or joint venture are a “business” (such as defined in IFRS 3) or not. When the non-monetary assets constitute a business, the investor will recognize the profit or loss from the sale or contribution of the assets. When the assets do not constitute a business, the profit or loss is recognized by the investor only up to the amount recognized by the other investor in the associate or joint venture. The amendments are to be prospectively applied. The IASB has decided to defer the application date of this amendment until it concludes its research project on the equity method. The Group is evaluating the impact of adopting this new standard.
IFRS 17 “Insurance Contracts”:
On May 18, 2017, the IASB issued IFRS 17 “Insurance Contracts,” establishing a comprehensive accounting framework based on measurement and disclosure principles for insurance contracts. The new standard supersedes IFRS 4 “Insurance Contracts,” and requires entities to measure an insurance contract at initial recognition at the total of the fulfilment cash flows (comprising the estimated future cash flows, an adjustment to reflect the time value of money and an explicit risk adjustment for non-financial risk) and the contractual service margin. The fulfilment cash flows are remeasured on a current basis each reporting period. The unearned profit (contractual service margin) is recognized over the coverage period. Entities are required to apply IFRS 17 for fiscal years commencing on or after January 1, 2023.The Group is evaluating the impact of adopting this new standard.
There are no other IFRS or IFRIC interpretations that are not effective and that are expected to have a significant impact on the Group.

CONSOLIDATION
1.2.	CONSOLIDATION
Subsidiaries are those entities, including structured entities, where the Group is in control because (i) it has the power to direct relevant activities of the investee, which significantly affect its returns; (ii) it has exposure, or rights, to variable returns for its interest in the investee; and (iii) it has the ability to use its power over the investee to affect the amount of the investor’s returns. The existence and effect of the substantive rights, including potential voting rights, are considered when evaluating whether the Group has control over another entity. For a right to be substantive, the holder must have the practical ability to exercise it whenever necessary to make decisions on the direction of the relevant activities of the entity. The Group may be in control of an entity even when possessing less than the majority of the voting rights.
Likewise, the protective rights of other investors, such as those related to substantive changes in the activities of the investee or applied only in exceptional circumstances, do not prevent the Group from having control over an investee. The subsidiaries are consolidated from the date the control is transferred to the Group, and they cease to be consolidated as of the date on which the control ceases.
The subsidiaries which have been consolidated in these Consolidated Financial Statements are detailed in Note 15.
For the purpose of consolidating its financial statements, the Group used the subsidiaries’ financial statements for the year ended December 31, 2020. The accounting policies applied by Sudamericana Holding SA. are established by the National Insurance Superintendency and have been adjusted to those applied by the Group in preparing its consolidated financial statements.
Intercompany transactions, balances and unrealized gains on transactions between Group’s companies were eliminated. (See Note 51).
Non-controlling interest in the results and equity of consolidated subsidiaries are shown separately in the consolidated statement of income, consolidated statement of other comprehensive income, consolidated statement of changes in shareholder’s equity and consolidated statement of financial position, respectively.
In accordance with the provisions of IFRS 3 “Business combinations”, the acquisition method is used to account for the acquisition of subsidiaries. The identifiable assets and liabilities acquired, and contingent liabilities assumed in a business combination are measured at their fair values on the acquisition date.
Goodwill is measured as the excess of the aggregate of the consideration transferred, the amount of any non-controlling interest in the acquiree and, in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree; over the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed.
The consideration transferred in a business combination is measured at the fair value of the assets transferred by the acquirer, the liabilities assumed by the acquirer with the previous owners of the investee, and the equity instruments issued by the acquirer. The transaction costs are recognized as expenses in the periods in which the costs have been incurred and the services have been received, except for the transaction costs incurred to issue equity instruments that are deducted from equity, and the transaction costs incurred to issue debt that are deducted from their carrying amount.

TRANSACTIONS WITH THE NON-CONTROLLING INTEREST
1.3.	TRANSACTIONS WITH NON-CONTROLLING INTEREST
The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized within equity attributable to owners of the Group.

ASSOCIATES
1.4.	ASSOCIATES
Associates are entities over which the Group has significant direct or indirect influence, but not control; generally, this implies holding between 20 and 50 percent of the voting rights. Investments in associates are accounted for using the equity method and are initially recognized at cost. The carrying amount of the associates includes the goodwill identified in the acquisition less the accumulated impairment losses, if any. Dividends received from associates reduce the carrying amount of the investment. Other changes subsequent to the acquisition of the Group’s interest in the net assets of an associate are recognized as follows: (i) the Group’s interest in the profits or losses of the associates is accounted under Share of Profit from Associates and Joint Ventures in the consolidated statement of income and (ii) the Group’s interest in other comprehensive income is recognized in the consolidated statement of other comprehensive income and presented separately. However, when the Group’s share in losses in an associate equal or exceeds its interest in it, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the associate.
Unrealized profits on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates; unrealized losses are also eliminated unless the transaction provides evidence of impairment in the transferred asset.

SEGMENT REPORTING

1.5.	SEGMENT REPORTING
An operating segment is a component of an entity (a) that conducts business activities from which it can earn revenues and incur expenses (including revenues and expenses related to transactions with other components of the same entity); (b) whose operating income is regularly reviewed by the Group´s CODM (chief operating decision maker) to make decisions about the resources to be allocated to the segment and assess its performance; and (c) for which confidential financial information is available.
Segment reporting is presented consistently with the internal reports submitted to the Board of Directors (CODM of the Group), which is responsible for making the Group’s strategic decisions, allocating resources and assessing the performance of the operating segments.

FOREIGN CURRENCY TRANSLATION

1.6.	FOREIGN CURRENCY TRANSLATION

(a)	Functional Currency and Presentation Currency
The figures included in the consolidated financial statements of the Group´s entities are stated in their functional currency, that is, the currency used in the primary economic environment where it operates. The consolidated financial statements are stated in Argentine pesos (Ps.), which is the Group’s functional and presentation currency. (See Note 1.1).

(b)	Transactions and Balances
The transactions in foreign currency are translated into the functional currency using the exchange rate at the dates of the transactions. Profits and losses in foreign currency resulting from the settlement of these transactions and the translation of monetary assets and liabilities in foreign currency at closing exchange rate, are recognized under “Exchange rate differences on gold and foreign currency” in the statement of income, except when they are deferred in equity by transactions which qualify as cash flows hedges, if appropriate.
Assets and liabilities in foreign currency are measured at the reference exchange rate of the US dollar defined by the Argentine Central Bank at the closing of operations on the last business day of each month.
As of December 31, 2020, and December 31, 2019, balances in U.S. Dollars were translated at the reference exchange rate (Ps.84.145 and Ps. 59.895, respectively) established by the Argentine Central Bank. Foreign currencies other than the US dollar have been translated into this currency using exchange rates reported by the Argentine Central Bank.

CASH AND DUE FROM BANKS
1.7.	CASH AND DUE FROM BANKS
The item Cash and Due from Banks includes the available cash and bank deposits freely available, which are liquid short-term instruments with maturity less than three months from the origination date.
The assets disclosed under cash and due from banks are accounted for at their amortized cost which approximates its fair value.

FINANCIAL INSTRUMENTS
1.8.	FINANCIAL INSTRUMENTS
Initial Recognition
The Group recognizes a financial asset or liability in its consolidated financial statements, as appropriate, when it becomes part of the contractual clauses of the financial instrument. Purchases and sales are recognized at the trading date when the Group buys or sells the instruments.
Upon initial recognition, the Group measures financial assets or liabilities at fair value, plus or less, for instruments not recognized at fair value through profit or loss, transaction costs that are directly attributable to the acquisition, such as fees and commissions.
When the fair value differs from the cost value of the initial recognition, the Group recognizes the difference as follows:

a.
When the fair value is according to the market value of the financial asset or liability or is based on a valuation technique solely using market values, the difference is recognized as profit or loss, as appropriate.

b.
In other cases, the difference is deferred and the recognition over time of the profit and loss is individually determined. The difference is amortized over the life of the instrument until the fair value can be measured based on market values.

Financial Assets

a.	Debt Securities
The Group considers as debt securities those instruments considered financial liabilities for the issuer, such as loans, government and private securities, bonds and customer accounts receivable.
Classification
As established by IFRS 9, the Group classifies financial assets according to how they are subsequently measured: at amortized cost, at fair value through other comprehensive income, or at fair value through profit or loss, based on:

•	the Group’s business model to manage financial assets; and

•	the characteristics of contractual cash flows of the financial asset.
Business Model
The Business Model refers to the way in which the Group manages a set of financial assets to reach a specific business objective. It represents the way the Group manages its financial instruments to generate cash flows.
Business models that the Group can follow are listed below:

•	Hold the instruments to collect its contractual cash flows;

•	Hold the instruments in the portfolio to collect contractual cash flows and, in turn, sell them when deemed convenient; or;

•	Hold the instruments for trading.
The Group’s Business Model does not depend on the intentions that it may have for an individual instrument. Therefore, this condition is not an instrument-by-instrument classification approach, but it is determined from a higher level of aggregation.
The Group only reclassifies an instrument when, and only when, the business model for managing financial assets is modified. The reclassification is performed from the commencement of the period where the change takes place. Such change is not expected to be frequent, and changes have not been recorded during this fiscal year.
Characteristics of Contractual Cash Flows
The Group assesses whether the cash flow of grouped instruments is not significantly different from the flow that would receive solely for interest; otherwise, they shall be measured at fair value through profit or loss.
Based on the foregoing, there are three categories of Financial Assets:

(i)	Financial assets measured at amortized cost:
Financial assets are measured at amortized cost when:

(a)	the financial asset is held within a business model whose objective is to hold financial assets to collect contractual cash flows; and

(b)	the contractual conditions of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the outstanding principal amount.

These financial instruments are initially recognized at fair value plus the incremental and directly attributable transaction costs and are subsequently measured at amortized cost.
The amortized cost of a financial asset is equal to its acquisition cost less its accumulated amortization plus accrued interest (calculated according to the effective interest method), net of any impairment loss.

(ii)	Financial assets at fair value through other comprehensive income:
Financial assets are measured at fair value through other comprehensive income when:

(a)	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

(b)	the contractual conditions of the financial asset give rise, on specified dates, to cash flows which are solely payments of principal and interest on the outstanding principal amount.
These instruments are initially recognized at their fair value plus the incremental and directly attributable transaction costs and are subsequently measured at fair value through other comprehensive income. Profits and losses arising from the changes in fair value are included in other comprehensive income within a separate equity component. Impairment losses or reversals, income for interest and exchange profits and losses are recognized through profit or loss. Upon its sale or disposal, the accumulated profit or loss previously recognized through other comprehensive income is reclassified to the statement of income.

(iii)	Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss are the following:

•	Instruments held for trading;

•	Instruments specifically designated at fair value through profit or loss; and

•	Instruments whose contractual terms do not represent cash flows that are solely payments of principal and interest on the outstanding principal amount.
These financial instruments are initially recognized at fair value and any fair value measurement is recognized in the statement of income.
The Group classifies a financial instrument as held for trading if it is acquired or incurred for the main purpose of selling or repurchasing it in the short term, or if it is part of a portfolio of financial instruments that are jointly managed and for which there is evidence of short-term earnings, or is a derivative financial instrument not designated as a hedging instrument. Derivative instruments and held-for-trading securities are classified as held for trading and measured at fair value.
Additionally, financial assets can be valued at fair value through profit or loss when, by doing so, the Group eliminates or significantly reduces a measurement or recognition mismatch.

b.	Equity Instruments
Equity instruments are so considered by its issuer; this means that they are instruments which do not contemplate a contractual obligation to pay cash, and which evidence a residual interest on the issuer’s asset after deducting its entire liabilities.
Such instruments are measured at fair value through profit or loss, except when, at the time of the initial recognition, the irrevocable option had been exercised to measure them at fair value through Other Comprehensive Income. This method is only applicable when the instruments are not held for trading and income shall be accounted in other comprehensive income with no reclassification to profit or loss, even when they are realized. Dividends receivable arising from such instruments shall be recognized through profit or loss solely when the Group is entitled to collect the payment.
Financial Liabilities
Classification
The Group classifies their financial liabilities at amortized cost, using the effective interest rate method, except for:

•	Financial liabilities measured at fair value through profit or loss, including derivative financial instruments.

•	Liabilities arising from the transfer of financial assets not complying with the derecognition criteria.

•	Financial guarantee contracts.

•	Loan commitments at a lower than market rate.

Financial liabilities measured at fair value through profit or loss: the Group may choose to use, at the beginning, the irrevocable option to designate a liability at fair value through profit or loss, if, and only if, in doing so, it reflects a better measurement of financial information because:

•	the Group eliminates or significantly reduces measurement or recognition inconsistency which would otherwise be exposed in the valuation;

•
if financial assets and liabilities or a group of financial assets or liabilities, are managed and their performance is assessed on a fair value basis, according to a documented investment or risk management strategy; or

•	a host contract contains one or more embedded derivative instruments, and the Group has opted for designating the entire contract at fair value through profit or loss.
Financial guarantee contracts: Financial guarantee contracts are those contracts requiring the issuer to make specific payments to reimburse the holder for the loss incurred when a specific debtor does not comply with its payment obligation on maturity, in accordance with the original or amended terms of a debt instrument.
Financial guarantee contracts are initially measured at fair value, and subsequently measured at the higher of the amount of the loss allowance and the amount initially recognized less, when appropriate, the cumulative amount of income recognized.
Derecognition of Financial Instruments
Financial Assets
A financial asset or, where applicable, a part of a financial asset or a part of a group of similar financial assets, is derecognized when: (i) the rights to receive cash flows from the asset have expired; or (ii) the Group has transferred its rights to receive cash flows from the asset, or has assumed an obligation to pay all of the cash flows received immediately to a third party under a pass-through agreement; and all the risks and rewards of the asset have also been substantially transferred, or, in case all the risks and rewards of the asset had not been substantially transferred or retained, the control of the asset has been transferred.
When the contractual rights of receiving the cash flows generated by the asset have been transferred, or a transfer agreement has been executed, the entity assesses if it has retained, and to what extent, the risks and awards inherent in asset ownership. When substantially all the risks and rewards inherent in asset ownership have not been transferred or retained, nor has control of the asset been transferred, the asset continues to be recognized to the extent of its continued involvement over it.
In this case, the related liability is also recognized. The transferred asset and the related liability are measured in such a way so as to reflect the rights and obligations that the Group had retained.
A continuing involvement that takes the form of a collateral on the transferred asset is measured as the smallest amount between (i) the original carrying amount of the asset, and (ii) the maximum amount of consideration received that would be required to be returned.
Financial Liabilities:
A financial liability is derecognized when the obligation, has been cancelled, or has expired. When an existing financial liability is exchanged by another of the same borrower under significantly different conditions, or the conditions are significantly modified, such exchange or modification is treated as a derecognition of the original liability and a new liability is recognized, the difference between the value in books of the initial financial liability and the consideration paid is recognized in the Consolidated Statement of Income. When the renegotiation conditions are not significantly different, or the conditions are not significantly modified, the flows of the modified financial liabilities are discounted at the rate of the original contract.

DERIVATIVE FINANCIAL INSTRUMENTS
1.9.	DERIVATIVE FINANCIAL INSTRUMENTS
Derivative Financial instruments, including foreign currency contracts, futures, forward contracts, interest rate swaps, cross currency swaps, interest rate options and foreign currency options are recorder at their fair value.
All derivative financial instruments are recorder as assets when the fair value is positive and as liabilities when the fair value is negative, against the agreed price. The changes in the fair value of derivative financial instruments are recognized in profit or loss.
In these consolidated financial statements, the Group has not applied hedge accounting.

REPURCHASE TRANSACTIONS
1.10.     REPURCHASE TRANSACTIONS
Reverse Repurchase Transactions
According to the derecognition principles in IFRS 9, these transactions are considered as secured borrowings, since the risk has not been transferred to the counterpart.
Financing granted through reverse repurchase transactions are recorded under “Repurchase Transactions” accounts, classified by counterparty and considering the asset received as collateral.
At the closing of each month, accrued interest receivable is imputed to the “Repurchase Transactions” account with offsetting entry in “Interest Income”.
The underlying assets received for the reverse repurchase transactions will be recorded in Off-Balance Sheet Items. The assets received that have been sold by the Group are not deducted, but derecognized only when the repo transaction finishes, recording a liability in kind for the obligation to deliver the security sold.
Repurchase Transactions
Financing received through repurchase transactions are recorded under “Repurchase Transactions” accounts, classified by counterparty and considering the asset pledged as collateral.
In these transactions, when the receiver of the underlying asset obtains the right to sell it or pledge it as collateral, this is reclassified to the “Financial Assets Pledged as Collateral” accounts.
At the closing of each month, accrued interest payable is imputed to the “Repurchase Transactions” account with offsetting entry in “Interest Expenses”.

ALLOWANCES FOR LOAN LOSSES
1.11.    ALLOWANCES FOR FINANCIAL INSTRUMENTS
The Group assesses on a forward-looking basis the expected credit loss (“ECL”) associated with its debt instruments assets carried at amortized cost and FVOCI, together with the exposure arising from loan commitments and financial guarantee contracts. The Group recognizes a loss allowance for such losses at each reporting date. The measurement of ECL reflects:

•	An unbiased and probability-weighted amount is determined by evaluating a range of possible outcomes,

•	The time value of money, and

•	Reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Note 45 provides more detail of how the expected credit loss allowance is measured.

LEASES
1.12.    LEASES
1.12.1.    Lease activities of the Group
The Group is the lessee of various properties to be used in its ordinary course of business. Lease contracts are generally made for fixed periods, from 1 to 20 years, but in some cases, there may be price agreements for shorter periods with extension options. Lease terms are individually negotiated and contain a wide range of different terms and conditions.
From January 1, 2019, leases are recognized as a right-of-use asset and a corresponding liability, on the date at which the leased asset is available for use by the Group.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;

•	variable lease payments based on an index or a rate, initially measured using the index or rate on the initial date;

•	amounts expected to be payable by the lessee under residual value guarantees;

•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease, if it can be determined; or otherwise, the Group’s incremental borrowing rate will be applied, which is the rate that the lessee would have to pay to borrow the necessary funds to obtain an asset of similar value to the right-of- use asset, in a similar economic environment with similar terms, security and conditions.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period, to produce a constant, periodic interest rate on the remaining balance of the liability for each period.
Right-of-use assets are measured at their cost, comprising the following:

•	the amount of the initial measurement of the lease liability;

•	any lease payment made on or before the initial date, less any lease incentives received;

•	any initial direct cost; and

•	restoration and dismantling costs.
Right-of-use assets are depreciated over the shorter of the asset useful life and the lease term on a straight-line method.
Payments related to short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less that do not contain a bargain purchase option. Low-value assets are defined as small physical spaces where equipment owned by the Group is kept.
1.12.2.    Extension and Termination Options
The extension and termination options that are included in several Property, Plant and Equipment leases were considered to determine the term of the lease. These options are used to maximize the operational flexibility in terms of managing the assets used in our operations. Most of the extension and termination options held are exercisable only by the Group and not by the respective lessor.

PROPERTY, PLANT AND EQUIPMENT
1.13.    PROPERTY, PLANT AND EQUIPMENT
Assets are measured at their acquisition or construction cost, net of accumulated depreciations and/or accumulated impairment losses, if any. The cost includes the expenses directly attributable to the acquisition or construction of the items.
Property, Plant and Equipment acquired through business combinations were initially valued at the estimated fair value at the acquisition date.
Subsequent costs are included in the value of the asset or are recognized as a separate asset, as appropriate, if and only if they are likely to generate future economic benefits for the Group, and its cost can be reasonably measured. When improvements are made to the asset, the carrying amount of the replaced asset is derecognized, the new asset being amortized for the remaining useful life.
Repair and maintenance costs are recognized in the consolidated statement of income for the year in which they are incurred.
The depreciation of these assets is calculated using the straight-line method to allocate their cost over, their estimated useful lives. If an asset includes significant components with different useful lives, they are recognized and depreciated as separate items.
The residual values of Property, Plant and Equipment, the useful lives and the depreciation methods are reviewed and adjusted if necessary, at the closing date of each fiscal year, or when there is evidence of impairment.
The book value of the Property, Plant and Equipment is immediately reduced to its recoverable amount when it is greater than the estimated recoverable value.
Profits and losses from the sale of Property, Plant and Equipment items are determined by comparing the proceeds from the disposal to the carrying amount of the respective asset and are charged to income.

INTANGIBLE ASSETS
1.14.    INTANGIBLE ASSETS
1.14.1.    Licenses
Licenses acquired individually are initially valued at cost, while those acquired through business combinations are recognized at their estimated fair value at the acquisition date.
At the closing date of these consolidated financial statements, intangible assets with a finite useful life are presented net of accumulated depreciation and/or accumulated impairment losses, if any. These assets are subject to impairment tests annually, or when there is evidence of impairment.
The licenses acquired by the Group have been classified as intangible assets with a finite useful life, being amortized on a straight-line basis over the period of the license.

Intangible assets with an indefinite useful life are the assets arising from contracts or other legal rights, that can be renewed without significant cost, and for which, based on an analysis of all relevant factors, there is no foreseeable limit of the period along which the asset is expected to generate net cash flows for the Group. These intangible assets are not amortized, but are subject to impairment tests, annually or when there is evidence of impairment, either individually or at the level of the cash generating unit. The determination of the indefinite useful life is annually reviewed to confirm if it continues being applicable.
1.14.2.    Software
The costs related to software maintenance are recognized as expense when incurred. The development, acquisition and implementation costs that are directly attributable to software design and testing, identifiable and monitored by the Group, are recognized as assets.
The costs incurred in software development, acquisition or implementation, recognized as intangible assets, are amortized by applying the straight-line method over their estimated useful lives.

ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS
1.15.    ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS
1.15.1.    Assets Held for Sale
The assets, or group of assets, classified as available for sale in accordance with the provisions of IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations,” will be disclosed separately from the rest of the assets.
Non-current assets or disposal groups (including the loss of control over a subsidiary) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. In order for an asset to be classified as held for sale, it must meet the following conditions:

•	it must be available for immediate sale in its current condition;

•	Management must be committed to a plan to sell the asset and must have initiated an active program to locate a buyer and complete the plan;

•	the asset must be actively marketed for sale at a reasonable price in relation to its current fair value;

•	the sale is expected to be completed within 12 months from its reclassification date; and

•	it is unlikely that the plan will be significantly changed or withdrawn.
The assets, or groups of assets, classified as held for sale in accordance with the provisions of IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, are measured at the lower of their carrying amount and fair value less costs to sell and are restated in accordance with Note 22.
Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale
.
1.15.2.    Discontinued Operations
A discontinued operation is a component of the Group that has been disposed of, or that has been classified as held for sale, and complies with any of the following conditions:

•	it represents line of business or a geographical area, which is significant and can be considered as separated from the rest;

•	it is part of a single coordinated plan to have a business line, or geographical area of the operations which is significant and can be considered as separated from the rest; or

•	it is an independent entity exclusively acquired to resell it.
Any profit or loss arising from re-measuring an asset (or group of assets for its disposal) classified as Held for Sale, which does not meet the definition of discontinued operation, will be included in the Income from continuing operations.

IMPAIRMENT OF NON-FINANCIAL ASSETS
1.16.    IMPAIRMENT OF NON-FINANCIAL ASSETS
Assets with indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or, at least, on an annual basis.
Depreciation and impairment losses are recognized when the carrying amount exceeds their recoverable value. The recoverable value of assets is the greater of the net amount that it would obtain from its sale, or its value in use. For the impairment tests, the assets are grouped at the lowest level where they generate identifiable cash flows (cash generating units). The carrying amount of non-financial assets other than goodwill over which depreciation and impairment have been recorded, are reviewed at each reporting date for verifying possible depreciation and impairment reversals.

TRUST ASSETS
1.17.    TRUST ASSETS
The assets held by the Group in its trustee role are not reported in the consolidated statement of financial position, because the Group is not in control of the trust or the risks and rewards of the underlying assets. Fees received from trust activities are recorded in Fee Income
.

OFFSETTING
1.18.    OFFSETTING
Financial assets and liabilities are offset by reporting the net amount in the Consolidated Statement of Financial Position only when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

FINANCING RECEIVED FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS
1.19.    FINANCING RECEIVED FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS
The amounts owed to other Financial Institutions are recorded at the time the principal is disbursed to the Group. Non-derivative financial liabilities are measured at amortized cost. If the Group repurchases its own debt, this is eliminated from the consolidated financial statements, and the difference between the residual value of the financial liability and the amount paid is recognized as a financial income or expense.

PROVISIONS AND CONTINGENCIES
1.20.    PROVISIONS AND CONTINGENCIES
In accordance with IFRS a provision will be recognized when:

a.	an Entity has a current obligation (either legal or implicit) as a consequence of a past event;

b.	it is probable that an outflow of resources embodying future economic benefits will be required to settle the obligation; and

c.	the amount can be reliably estimated.
It will be understood that the Group has an implicit obligation if (a) as a result of previous practices or public policies, the Group has assumed certain liabilities; and (b) as a result, it has created expectations that it will comply with those obligations.
The Group recognizes the following provisions:

•
For labor, civil, and commercial lawsuits: provisions are determined based on the lawyers’ reports on the status of the lawsuits and the estimate made on the bankruptcy possibilities to be faced by the Group, as well as on past experience regarding this type of lawsuits.

•
For miscellaneous risks: provisions are set up to face contingent situations that may give rise to obligations for the Group. When estimating the amounts, the probability of their materializing is taken into account, considering the opinion of the Group’s legal advisors and professionals.

The amount recognized as provision must be the best estimate of the disbursement needed to cancel such obligation, at the end of the year being reported.
When the financial effect produced by the discount becomes important, the amount of the provision must be the present value of the disbursements that are expected to be required to cancel the obligation by using a pre-tax interest rate that reflects the current market conditions on the value of money and the specific risks for such obligation. The increase in the provision for the lapsing of time is recognized in the Net Financial Income item of the Statement of Income.
The Group will not record the positive contingencies, except those arising from deferred taxes and those which materialization is virtually certain.
At the date of issuance of these consolidated financial statements, the Group Directors understand that there have been no elements that allow determining the existence of other contingencies that may be materialized and generate a negative impact on these consolidated financial statements, as detailed in Note 29.

OTHER NON-FINANCIAL LIABILITIES
1.21. OTHER NON-FINANCIAL LIABILITIES
Non-financial accounts payable are accrued when the counterparty has complied its contractual obligations under the contract, and they are measured at amortized cost.

DEBT SECURITIES
1.22.    DEBT SECURITIES
The Group’s Debt Securities are measured at amortized cost. If the Group purchases debt securities of their own, the obligation in Liabilities related to such debt securities is considered extinguished, and, therefore, it is derecognized. If the Group repurchases its own debt, this is eliminated from the Consolidated Financial Statements, and the difference between the residual value of the financial liability and the amount paid is recognized as a financial income or expense.

ASSETS AND LIABILITIES ARISING FROM INSURANCE CONTRACTS
1.23.    ASSETS AND LIABILITIES ARISING FROM INSURANCE CONTRACTS
The valuation and recording of assets and liabilities arising from the Group’s insurance contracts is performed pursuant to the IFRS 4 “Insurance Contracts” criteria.
Assets for Insurance Contracts
Insurance contracts are contracts where the Group (the insurer) has accepted an insurance risk from another party (the insured) by agreeing to compensate the insured if a specified uncertain future event (the insured event) adversely affects the insured.
Once a contract has been classified as an insurance contract, it remains an insurance contract for the rest of its useful life, even if the insurance risk is significantly reduced during this period, unless all rights and obligations are extinguished or expire.
The insurance contracts offered by the Group include property insurance that covers fire, combined family insurance, theft and similar risks, property damage, personal accidents, among other risks. Life insurance and Retirement insurance contracts are also included.
Total premiums are recognized as of the policy issuance date as an account receivable. At the same time, a reserve is recorded in Liabilities for unearned premiums representing premiums for risks that have not yet expired. The unearned premiums are recognized as Income for the contract period, which is also the coverage and risk period. The book value of insurance accounts receivable is reviewed for impairment if events or circumstances indicate that the book value may not be recoverable. Impairment loss is recorded in the Statement of Income.
Liabilities Recognized for the Insurance Business
Debts with Insured Persons
Reserves for Insurance claims represent debts with insured persons for claims reported to the company, and an estimate of the claims that have already been incurred but have not yet been reported to the company. Reported claims are adjusted based on technical reports received from independent appraisers.
Debts with Reinsurers and Co-insurers
The Group mitigates the risk for some of its insurance business through coinsurance or reinsurance contracts in other companies. For coinsurance, the Company associates with another company to cover a risk, by assuming only a percentage of it and, therefore, also of the premium. For reinsurance, the risk is transferred to another insurance company both in proportional (as a risk percentage) and non-proportional form (the excess of loss above a certain limit is covered). The transferred reinsurance agreements do not exempt the Group from its obligations with the insured persons.
Coinsurance and reinsurance liabilities represent balances owed under the same conditions, and the amounts payable are estimated in a manner consistent with the contract that gave rise to them.
Debts with Producers
They represent liabilities with insurance producers and independent agents arising from the commissions for the insurance transactions they bring for the Group’s companies. The checking account balances with such entities are also included.
Technical Commitments
Technical reserves include reserves for future benefit obligations under life, annuity and accident insurance policies, and reserves for retirement insurance contracts.
The Group assesses, at the end of the reporting period, the adequacy of the insurance liabilities it has recognized, using current estimates of future cash flows from its insurance contracts. Should the evaluation show that the carrying amount of its liabilities for insurance contracts (minus deferred acquisition costs and related intangible assets) is not adequate, considering the estimated future cash flows, the total amount of the deficiency will be recognized in Income. In accordance with IFRS 4, the Group must determine the adequacy of the amount in books recorded in accordance with the guidelines established in IAS 37.

SHAREHOLDERS' EQUITY
1.24.    SHAREHOLDERS’ EQUITY
Shareholders’ equity accounts are restated in accordance with Note 1.1.b., except for the item “Capital Stock”, which is carried at face value. The restatement adjustment is included in “Equity Adjustments”.
Ordinary shares are classified in Shareholders’ Equity and remain recorded at their nominal value. When any company forming part of the Group buys Company shares (treasury shares in portfolio), the payment made, including any costs directly attributable to the transaction (net of taxes) is deducted from the Shareholders’ Equity until the shares are canceled or sold.

PROFIT RESERVES
1.25.    PROFIT RESERVES
According to Art. 70 of the General Companies Act, the Company and its subsidiaries, except Banco Galicia, must transfer to Legal Reserve 5% of the profit for the year, until said reserve reaches 20% of the capital stock plus the balance of the Equity Adjustment account.
Regarding Banco Galicia, in accordance with the regulations established by the Argentine Central Bank, it is appropriate to allocate to Legal Reserve 20% of the profits for the year, net of the eventual adjustments of previous fiscal years, if applicable. However, for the allocation of Other Reserves, the Financial Institutions must comply with the Argentine Central Bank provisions of the Amended Text on dividends distribution detailed in Note 52.

DIVIDENDS DISTRIBUTION
1.26.    DIVIDENDS DISTRIBUTION
The dividends distribution to the Group’s shareholders is recognized as a liability in the consolidated financial statements in the year in which the dividends are approved by the Group’s shareholders.

REVENUE RECOGNITION
1.27.    REVENUE RECOGNITION
Financial income and expenses are recorded for all debt instruments according to the effective interest rate method, by which all gains and losses that are an integral part of the effective interest rate of the transaction are deferred.
The income included in the effective interest rate includes disbursements or income related to the creation or acquisition of a financial asset or liability, such as, for example, the preparation and processing of the documents necessary to conclude the transaction and the compensation received by the granting of credit agreements. The Group records all its non-derivative financial liabilities at amortized cost, except those included in the item “Liabilities at Fair Value through Profit or Loss” which are measured at fair value.
Fees received by the Group for the origination of syndicated loans are not part of the effective interest rate of the product, and are recognized in the statement of income at the time the service is provided, to the extent the Group does not retain part of it, or this is maintained in the same conditions as the rest of the participants. Commissions and fees earned by the Group on negotiations in third parties’ transactions are not part of the effective interest rate either, and are recognized at the time the transactions are executed.
IFRS 15 establishes the principles that an entity shall apply to recognize revenue and cash flows from contracts with customers.
The amount that should be recognized will be the amount that reflects the consideration to which the entity expects to be entitled in exchange for the services delivered to customers.
The Group’s income from services is recognized in the statement of income to the extent the performance obligations are complied with, thus deferring those revenues related to customer loyalty programs, which are provisioned based on the fair value of each point and its redemption rate, until they are exchanged by the customer and can be recognized in the income for the year.
Retail product and service fees related to savings and checking account operations have a monthly charging frequency; safe deposit boxes fees are charged quarterly; renewal of credit cards is charged annually, and bond and shares transactions are charged at the time the transactions are executed.
Additionally, fees for wholesale products corresponding to maintenance of accounts, deposits and withdrawals between entities, are charged on a monthly basis; foreign trade transactions are charged at the time the transactions are executed.
Below is a summary of the main commissions earned by the Bank:

Commissions	Earning Frequency
Retail Products and Services
Savings Accounts	Monthly
Checking Accounts	Monthly
Credit-card Renewal	Annual
Safe Deposit Boxes	Quarterly
Bonds and Shares Transactions	On each transaction
Wholesale Products
Account Maintenance	Monthly
Deposits and Withdrawals among Branches	Monthly
Foreign Trade Transactions	On each transaction

INCOME TAX
1.28.    INCOME TAX
The Income tax expense for the year comprises the current and the deferred taxes. Income tax is recognized in the consolidated statement of income, except when there are items that must be directly recognized in other comprehensive income. In this case, income tax liability related to such items is also recognized in this Statement.
The current income tax expense is calculated based on the tax laws enacted, or substantially enacted as of the date of the consolidated financial statements in the countries where the Group operates and generates taxable income. The Group periodically assesses the position assumed in tax returns as regards the situations in which tax laws are subject to interpretation. Likewise, when applicable, the Group sets up provisions on the amounts that it expects to be paid to tax authorities.
Deferred income tax is determined by the liability method on the temporary differences arising from the carrying amount of assets and liabilities and their tax base. However, the deferred tax that arises from the initial recognition of an asset or a liability in a transaction not corresponding to a business combination, which at the time of the transaction does not affect neither the profit nor the accounting or taxable loss, is not recorded. Deferred tax is determined using tax rates (and legislation) that have been enacted as of the date of the financial statements and are expected to be applicable when the deferred tax assets are realized, or the deferred tax liabilities are settled.
Deferred tax assets are recognized only to the extent future tax benefits are likely to arise against which the temporary differences might be offset.
The Group recognizes a deferred tax liability for taxable temporary differences related to investments in subsidiaries and affiliates, unless the following two conditions are met:

(i)	the Group controls the timing on which temporary differences will be reversed, and.

(ii)	such temporary differences are not likely to be reversed in the foreseeable future.
The balances of deferred income tax assets and liabilities are offset when a legal right exists to offset current tax assets against current tax liabilities and to the extent such balances are related to the same tax authority of the Group or its subsidiaries, where tax balances are intended to be, and may be, settled on a net basis.

EARNINGS PER SHARE
1.29.    EARNINGS PER SHARE
Basic earnings per share is calculated by dividing the income attributable to parent company’s owners by the weighted average number of ordinary shares outstanding during the financial year.
Diluted earnings per share is calculated by adjusting the figures used in the determination of basic earnings per share assuming the conversion of all dilutive potential ordinary shares.

FAIR VALUE OF FINANCIAL INSTRUMENTS
a.	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of financial instruments not listed in active markets is determined by using valuation techniques. Such techniques are periodically validated and reviewed by qualified personnel independent from the area or independent appraisers that developed them. All models are assessed and adjusted before they are used, to ensure that their results reflect the current information and comparable market prices. To the extent possible, the models rely only on observable inputs; however, certain factors such as projected cash flows, discount rates and volatilities and correlations relating to interest rates and spreads require the use of estimates. Changes in the assumptions about these factors can affect the reported fair value of the financial instruments.

ALLOWANCE FOR LOAN LOSSES
b.	ALLOWANCE FOR LOAN LOSSES
The Group recognizes the allowance for loan losses under the expected credit losses method included in IFRS 9. The most significant judgments of the model relate to defining what is considered a significant increase in credit risk, identifying assets which are impaired or subject to serious risk of impairment, developing parameters such as the probabilities of default and the loss given default and making assumptions about macroeconomic scenarios. A high degree of uncertainty is involved in making estimations using assumptions that are highly subjective and very sensitive to the risk factors.
Furthermore, the level of estimation uncertainty and judgement has increased during 2020 as a result of the economic effects of the Covid-19 outbreak.

IMPAIRMENT OF NON-FINANCIAL ASSETS
c.	IMPAIRMENT OF NON-FINANCIAL ASSETS
Intangible assets with finite useful lives and property, plant and equipment are amortized or depreciated on a straight-line basis during their estimated useful life. The Group monitors the conditions related to these assets to determine whether the events and circumstances require a review of the remaining amortization or depreciation term, and whether there are factors or circumstances indicating impairment in the value of the assets that cannot be recovered.
The Group has applied judgment to identify impairment indicators for property, plant and equipment and intangible assets. The Group has concluded that there were no impairment indicators for any of the years reported in its consolidated financial statements.

INCOME TAX AND DEFERRED TAX
d.	INCOME TAX AND DEFERRED TAX
Significant judgment is required when determining current and deferred tax assets and liabilities. The current income tax is accounted according to the amounts expected to be paid; while deferred income tax is accounted on the basis of temporary differences between carrying amount of assets and liabilities and their tax base, at the rates expected to be in force at the time of their reversal.
A deferred tax asset is recognized when future taxable income is expected to exist to offset such temporary differences, based on Management’s assumptions about the amounts and timing of such future taxable income. Then, management needs to determine whether deferred tax assets are likely to be used and offset against future taxable income. Actual results may differ from these estimates, for instance, changes in the applicable tax laws or the outcome of the final review of the tax returns by the tax authorities and tax courts.
Future taxable income and the number of tax benefits likely to be available in the future are based on a medium-term business plan prepared by management, on the basis of expectations which are deemed reasonable.